LONG-TERM DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of long-term debt
Our outstanding debt and related information at March 31, 2015 and December 31, 2014 are as follows (in thousands):

	March 31, 2015	December 31, 2014
Revolving credit facility due 2019	$65,000	$30,000
Term loans (including OID of $2.1 million) due 2021	444,592	445,629
Total long-term debt (including current portion)	509,592	475,629
Current portion of long-term debt	$(4,500)	$(4,500)
Total long-term debt	$505,092	$471,129
Outstanding letters of credit	$20,830	$30,130
Remaining unused borrowings	$114,170	$139,870

	Three Months Ended March 31,
	2015	2014
Weighted average interest rate	5.1%	4.6%
Average outstanding borrowings	$512,093	$192,403
Maximum borrowings	$522,750	$267,300

Our outstanding debt and related information at December 31, 2014 and December 31, 2013 are as follows (in thousands):

	As of December 31,
	2014	2013
Credit facility due 2019	$30,000	$267,300
Term loans (including OID of $2.1 million) due 2021	445,629	—
Total long-term debt (including current portion)	$475,629	$267,300
Current portion of long-term debt	$(4,500)	$—
Total long-term debt	$471,129	$267,300
Outstanding letters of credit	$30,130	$31,260
Remaining unused borrowings	$139,870	$69

	Year Ended December 31,
	2014	2013
Weighted average interest rate	4.6%	4.4%
Average outstanding borrowings	$308,670	$243,920
Maximum borrowings	$491,875	$267,300

	Total	2015	2016	2017	2018	2019	Thereafter
Maturity
Long-term debt	$475,629	$4,500	$4,500	$4,500	$4,500	$34,500	$423,129